Goodwill and intangible assets (Details) (USD $)	3 Months Ended	9 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 1,200,000	$ 3,000,000
Finite-Lived Intangible Assets, Gross	12,082,000	12,082,000
Finite-Lived Intangible Assets, Accumulated Amortization	(7,731,000)	(7,731,000)
Intangible Assets, Net (Excluding Goodwill)	$ 4,351,000	$ 4,351,000	$ 0
Finite-Lived Intangible Asset, Useful Life				0 years 5 months 0 days	0 years 35 months 0 days